UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21148
Investment Company Act File Number
Eaton Vance New York Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
New York Municipal Bond Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 4.9%
New York Environmental Facilities Corp., 5.00%, 10/15/39(1)	$3,360	$3,652,992
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35	50	54,374
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35(2)	6,100	6,633,628

		$10,340,994

Education — 26.9%
Hempstead Local Development Corp., (Adelphi University Project), 4.50%, 6/1/19	$715	$820,770
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/20	760	897,743
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/21	950	1,120,164
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/31	800	847,104
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/32	300	315,996
Madison County Industrial Development Agency, (Colgate University), 5.00%, 7/1/33	1,630	1,668,501
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	259,322
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(2)	10,000	10,805,100
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(2)	10,000	11,239,400
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37	20	21,874
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(2)	5,700	6,234,204
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(2)	10,000	10,679,400
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,124,440
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	15	16,385
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(2)	2,700	2,949,372
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,323,015
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	277,530
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	5,688,900

		$57,289,220

Escrowed/Prerefunded — 0.1%
New York, Prerefunded to 1/15/13, 5.25%, 1/15/33	$300	$315,666

		$315,666

General Obligations — 8.2%
East Irondequoit Central School District, 3.00%, 6/15/23	$1,720	$1,738,369
Long Beach City School District, 4.50%, 5/1/26	4,715	5,182,634
New York, 5.00%, 2/15/34(2)	7,250	8,077,950
New York, 5.25%, 1/15/33	200	206,356
New York, 5.25%, 1/15/33(2)	1,250	1,289,725
Peekskill, 5.00%, 6/1/35	465	500,763
Peekskill, 5.00%, 6/1/36	490	526,814

		$17,522,611

Hospital — 4.0%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$653,573
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	854,596
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,238,254
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	2,055	2,120,349
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,500	3,646,475

		$8,513,247

	Principal
	Amount
Security	(000’s omitted)	Value
Housing — 1.2%
New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,560,375

		$2,560,375

Industrial Development Revenue — 1.0%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$500	$514,755
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,531,598

		$2,046,353

Insured-Education — 21.5%
Madison County Industrial Development Agency, (Colgate University), (NPFG), 5.00%, 7/1/39	$4,000	$4,101,560
New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	3,280	3,414,119
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	925	995,883
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	2,002,245
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(2)	10,750	11,496,695
New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/41	725	726,965
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,555	1,630,775
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	2,405	2,528,737
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,750	3,882,975
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(2)	8,500	9,090,410
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	1,941,306
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	2,661,718
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,188,720

		$45,662,108

Insured-Electric Utilities — 6.1%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,000	$5,692,500
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(2)	7,210	7,369,846

		$13,062,346

Insured-Escrowed/Prerefunded — 3.4%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$1,645	$1,074,991
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	2,485	1,553,075
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	8,615	4,621,000

		$7,249,066

Insured-General Obligations — 11.4%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,687,269
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,815,205
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	242,386
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	239,992
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	237,284
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	234,402
Eastchester Union Free School District, (AGM), 3.50%, 6/15/20	245	270,916
Eastchester Union Free School District, (AGM), 3.75%, 6/15/21	255	282,823
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	191,910
Freeport, (AGC), 5.00%, 10/15/20	185	226,725
Freeport, (AGC), 5.00%, 10/15/21	195	236,163
Freeport Union Free School District, (AGC), 4.00%, 4/1/23	750	827,655
Freeport Union Free School District, (AGC), 4.00%, 4/1/24	870	948,926
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	940	1,024,412
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,232,377
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	901,508
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	941,786
New York, (AGM), 5.00%, 4/1/22	2,250	2,540,970
New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	1,750	1,765,277
Oneida County, (AGC), 4.00%, 4/15/22	645	713,493
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	785	915,703

	Principal
	Amount
Security	(000’s omitted)	Value
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	$825	$951,027
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	905	1,035,963
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	950	1,075,751
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,724,228

		$24,264,151

Insured-Hospital — 8.3%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,586,817
New York Dormitory Authority, (Maimonides Medical Center), (NPFG), 5.00%, 8/1/33	2,525	2,618,046
New York Dormitory Authority, (New York and Presbyterian Hospital), (AGM), (BHAC), (FHA), 5.25%, 2/15/31(2)	10,000	10,385,200

		$17,590,063

Insured-Housing — 1.2%
New York Housing Development Corp., (FGIC), (NPFG), 5.00%, 7/1/25	$2,350	$2,492,716

		$2,492,716

Insured-Lease Revenue/Certificates of Participation — 1.8%
Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$4,125	$3,885,709

		$3,885,709

Insured-Other Revenue — 8.5%
New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$2,055	$2,104,710
New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(2)	4,250	4,324,418
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	7,350	7,221,448
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	4,050	4,466,340

		$18,116,916

Insured-Solid Waste — 1.9%
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,138,703
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	749,124
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	2,229,091

		$4,116,918

Insured-Special Tax Revenue — 12.7%
Metropolitan Transportation Authority, (AGM), 5.00%, 11/15/32	$10	$10,306
Metropolitan Transportation Authority, (AGM), 5.00%, 11/15/32(2)	14,550	14,994,648
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	710	698,789
New York State Housing Finance Agency, (AGM), 5.00%, 3/15/37	2,415	2,555,263
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	596,370
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	4,000	1,078,760
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	12,675	1,638,497
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	850	916,614
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	4,185	4,505,906

		$26,995,153

Insured-Transportation — 9.8%
New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	$2,175	$2,781,869
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(2)	5,600	6,268,136
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(2)	11,000	11,734,140

		$20,784,145

Insured-Water and Sewer — 8.0%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.125%, 11/1/23	$300	$343,653
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	3,835	4,302,065
New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(2)	6,500	6,769,490

	Principal
	Amount
Security	(000’s omitted)	Value
New York City Municipal Water Finance Authority, (Water and Sewer System), (BHAC), (NPFG), 5.125%, 6/15/34	$4,000	$4,067,760
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	1,475	1,544,118

		$17,027,086

Lease Revenue/Certificates of Participation — 0.7%
Metropolitan Transportation Authority, Lease Contract, 5.125%, 1/1/29	$1,500	$1,526,340

		$1,526,340

Other Revenue — 3.3%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,429,025
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	1,632,288

		$7,061,313

Special Tax Revenue — 8.1%
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(2)	$10,000	$10,886,400
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2)(3)	1,000	1,153,710
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,663,890
New York Local Government Assistance Corp., 5.00%, 4/1/23	1,300	1,548,209
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	1,765	1,884,332

		$17,136,541

Transportation — 9.1%
Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$3,708,413
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,700,592
Nassau County Bridge Authority, 5.00%, 10/1/40	300	321,381
New York Thruway Authority, 5.00%, 4/1/26	2,370	2,705,402
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(2)	10,000	10,855,000

		$19,290,788

Water and Sewer — 1.0%
Albany Municipal Water Finance Authority, 5.00%, 12/1/21	$500	$617,420
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	755	870,817
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	563,100

		$2,051,337

Total Tax-Exempt Investments — 163.1% (identified cost $324,394,534)		$346,901,162

Other Assets, Less Liabilities — (63.1)%		$(134,164,090)

Net Assets — 100.0%		$212,737,072

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 58.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 21.0% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $403,710.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	75 U.S. 30-Year Treasury Bond	Short	$(10,602,988)	$(10,860,938)	$(257,950)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $257,950.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$184,339,594

Gross unrealized appreciation	$22,973,428
Gross unrealized depreciation	(1,801,860)

Net unrealized appreciation	$21,171,568

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$346,901,162	$—	$346,901,162

Total Investments	$—	$346,901,162	$—	$346,901,162

Liability Description

Futures Contracts	$(257,950)	$—	$—	$(257,950)

Total	$(257,950)	$—	$—	$(257,950)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance New York Municipal Bond Fund

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President
Date: February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 23, 2012